LEASES (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Lease-related assets	$ 481,205	$ 518,375	$ 509,482
Operating lease liabilities current	39,145	38,311	24,881
Finance lease liabilities current		0	22,323
Operating lease liabilities Non current	81,534	91,639	4,602
Finance lease liabilities Non current		0	86,565
Total lease liabilities	120,679	129,950	741,623
Lease Assets And Liabilities [Member]
Right-of-use asset #1	720,000	720,000	720,000
Right-of-use asset #2	162,092	162,092	64,910
Total RoU assets	882,092	882,092	784,910
Less: Accumulated amortization	(400,887)	(363,717)	(275,428)
Lease-related assets	481,205	518,375	509,482
Operating lease liabilities current	39,145	38,311	24,881
Finance lease liabilities current		0	22,323
Total lease liabilitie Current		38,311	47,204
Finance lease liabilities - assets held for disposal		0	603,252
Total Current Lease Liabilities		38,311	650,456
Operating lease liabilities Non current	$ 81,534	91,639	4,602
Finance lease liabilities Non current		0	86,565
Total lease liabilitie Noncurrent		91,639	91,167
Total lease liabilities		$ 129,950	$ 741,623